Property, Plant and Equipment	12 Months Ended
Jan. 31, 2025
Text block [abstract]
Property, Plant and Equipment
9.	PROPERTY, PLANT AND EQUIPMENT
The Company’s property, plant and equipment were as follows, as at:

	January 31, 2025			January 31, 2024
	Cost	Accumulated depreciation	Carrying amount	Cost	Accumulated depreciation	Carrying amount
Tooling	$1,371.8	$892.4	$479.4	$1,247.4	$787.8	$459.6
Equipment	1,536.2	815.6	720.6	1,461.9	726.2	735.7
Building	861.5	277.1	584.4	860.9	247.7	613.2
Land	154.4	—	154.4	195.8	—	195.8
Total	$3,923.9	$1,985.1	$1,938.8	$3,766.0	$1,761.7	$2,004.3
As at January 31, 2025 and 2024, assets under development amounted to $176.8 million and $217.3 million respectively and were included in the cost of property, plant and equipment.
The following table explains the changes in property, plant and equipment during the year ended January 31, 2025:

	Carrying amount as at January 31, 2024	Additions [a]	Disposals	Depreciation [b]	Impairment [c]	Assets held for sale (Note 30)	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2025
Tooling	$459.6	$188.5	$(0.4)	$(135.4)	$(39.6)	$(0.8)	$7.5	$479.4
Equipment	735.7	153.2	(0.6)	(156.3)	(18.2)	$(6.0)	12.8	720.6
Building	613.2	53.9	(0.1)	(41.5)	(6.4)	$(44.6)	9.9	584.4
Land	195.8	0.6	—	—	—	$(47.1)	5.1	154.4
Total	$2,004.3	$396.2	$(1.1)	$(333.2)	$(64.2)	$(98.5)	$35.3	$1,938.8
[a]
Government assistance of $0.4 million has been recorded against the additions.
[b]
An amount of $258.7 million included in cost of sales.
[c]
Impairment charge of $7.5 million is related to unutilized assets (Note 23) and an impairment of $56.7 million is related to Marine businesses assets held for sale (Note 30).
The following table explains the changes in property, plant and equipment during the year ended January 31, 2024:

	Carrying amount as at January 31, 2023	Additions [a]	Disposals	Depreciation [b]	Impairment (Note 30)	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2024
Tooling	$427.0	$166.6	$(0.1)	$(120.4)	$(16.5)	$3.0	$459.6
Equipment	672.0	234.7	(1.3)	(142.0)	(26.8)	(0.9)	735.7
Building	544.7	107.4	—	(37.9)	—	(1.0)	613.2
Land	166.7	29.9	—	—	—	(0.8)	195.8
Total	$1,810.4	$538.6	$(1.4)	$(300.3)	$(43.3)	$0.3	$2,004.3
[a]
Government assistance of $9.8 million has been recorded against the additions.
[b]
An amount of $236.2 million is included in cost of sales.